Basis of preparation	12 Months Ended
Jun. 30, 2020
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

The general purpose financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements.

The financial statements cover Mesoblast Limited and its subsidiaries. The financial statements were authorized for issue by the board of directors on August 27, 2020. The directors have the power to amend and reissue the financial statements.

(i)	Going concern

The Group has incurred losses from operations since our inception in 2004 and as of June 30, 2020, the Group had an accumulated deficit of $548.8 million. The Group had cash and cash equivalents of $129.3 million as of June 30, 2020 and incurred net cash outflows from operations of $56.4 million for the year ended June 30, 2020.

The Group has an overarching strategy to fund operations predominately through sales of RYONCIL and non-dilutive strategic and commercial transactions. In addition to increasing cash inflows through sales of RYONCIL, the Group intends to enter into new strategic partnerships for our Phase 3 product candidates, drawing on up to $67.5 million additional funds from existing strategic and financing partnerships, subject to certain conditions, or through equity-based financing. Over the next 12 months some or all of these cash inflows will be required for us to meet our forecast expenditure and continue as a going concern, although there is uncertainty related to our ability to access these cash inflows.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on our ability to continue as a going concern and that the Group may be unable to realize our assets and discharge our liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(ii)Historical cost convention

These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.

(iii)	New and amended standards adopted by the Group

Leases

The Group adopted IFRS 16 Leases on July 1, 2019. Our principal accounting policy from July 1, 2019, are that leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. For principal accounting policies relating to the comparative year, refer to our annual report on Form 20-F for the year ended June 30, 2019. In accordance with the transition provisions in IFRS 16 the new rules have been adopted retrospectively with the cumulative effect of initially applying the new standard recognized on July 1, 2019. Comparatives have not been restated as permitted under the specific transition provisions in the standard.

On adoption of IFRS16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the incremental borrowing rate as of July 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on July 1, 2019 was 6.52%. A reconciliation between the operating lease commitments disclosed applying IAS 17 at June 30, 2019 and the lease liabilities recognized at July 1, 2019 is described in Note 22(a).

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payment that are based on an index or a rate;
•	amounts expected to be payable by the lessee under residual value guarantees;
•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Variable lease payments that are not based on an index or a rate are not included in the initial measurement of the lease liability and are expensed in the Income Statement when incurred. There were no variable lease payments that were expensed in the Income Statement for the year ended June 30, 2020.

For certain contracts that contain lease and non-lease components, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract. The Group identifies a separate lease component if there is an explicit or implicit identified asset in the contract and if the Group controls use of the identified asset.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability;
•	any lease payments made at or before the commencement date, less any lease incentives received;
•	any initial direct costs; and
•	restoration costs.

Payments associated with short-term leases with a lease term of 12 months or less, contracts that contain lease and non-lease components that are cancellable within 12 months and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Low-value assets comprise IT-equipment and small items of office furniture.

(iv) New accounting standards and interpretations not yet adopted by the Group

There were no new accounting standards and interpretations not yet adopted by the Group for the June 30, 2020 reporting period.